Quarterly Holdings Report
for
Fidelity® Conservative Income Municipal Bond Fund
March 31, 2024
CMB-NPRT1-0524
1.967797.110
Municipal Bonds - 60.4%
	Principal Amount (a)	Value ($)
Alabama - 1.8%
Black Belt Energy Gas District:
Bonds Series 2022 D1, 4%, tender 6/1/27 (b)	3,585,000	3,624,220
Series 2022 C, 5.25% 6/1/24	90,000	90,092
Series 2022 C1:
5.25% 12/1/24	255,000	256,554
5.25% 12/1/25	335,000	341,428
5.25% 6/1/26	780,000	799,559
Series 2022 E:
5% 6/1/24	965,000	965,852
5% 6/1/25	1,005,000	1,014,992
5% 6/1/26	1,390,000	1,417,727
Series 2023 C:
5.5% 6/1/26	570,000	585,193
5.5% 6/1/27	245,000	255,148
Jefferson County Swr. Rev. Series 2024:
5% 10/1/24	200,000	201,154
5% 10/1/25	900,000	920,010
5% 10/1/26	545,000	566,496
5% 10/1/27	500,000	529,435
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 3.78%, tender 6/16/26 (b)	875,000	875,421
Series 2008, 3.65%, tender 1/10/25 (b)	6,735,000	6,711,818
Southeast Alabama Gas Supply District Bonds:
(Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	6,300,000	6,298,493
Series 2018 A, 4%, tender 4/1/24 (b)	755,000	755,083
Southeast Energy Auth. Rev. (Proj. No. 2) Series 2021 B1:
4% 6/1/24	325,000	324,621
4% 6/1/25	390,000	388,924
TOTAL ALABAMA		26,922,220
Alaska - 0.1%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (c)	1,075,000	1,091,827
Arizona - 3.7%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/24	635,000	639,843
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2019, 5%, tender 6/3/24 (b)(c)	30,360,000	30,392,704
Series 2022 2, 5%, tender 9/1/27 (b)(c)	12,550,000	12,932,086
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(c)	1,460,000	1,453,094
Maricopa County Rev. Bonds:
Series 2023 A1, 5%, tender 5/15/26 (b)	2,390,000	2,463,933
Series C, 5%, tender 10/18/24 (b)	600,000	603,336
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2018, 5% 7/1/24 (c)	500,000	501,137
Series 2023:
5% 7/1/24 (c)	570,000	571,296
5% 7/1/26 (c)	1,155,000	1,193,643
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 4.1%, tender 5/1/24 (b)(c)	4,800,000	4,797,526
TOTAL ARIZONA		55,548,598
California - 4.8%
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997, 0% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	6,355,000	6,067,851
California Health Facilities Fing. Auth. Rev. Bonds Series 2016 B2, 4%, tender 10/1/24 (b)	8,315,000	8,296,477
California Muni. Fin. Auth. Envir. Bonds (Aymium Williams Proj.) Series 2023, 4%, tender 6/26/24 (b)(c)(d)	4,445,000	4,436,328
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 4.7%, tender 4/1/24 (b)(c)	8,450,000	8,450,000
Series 2021 B, 4%, tender 7/15/24 (b)(c)	9,655,000	9,636,618
(Waste Mgmt., Inc. Proj.):
Series 2009 A, 1.3%, tender 2/3/25 (b)(d)	475,000	464,056
Series 2017 A, 4.25%, tender 12/2/24 (b)(c)	8,005,000	8,023,945
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs. INC. Proj.) Series 2023, 4.125%, tender 8/15/24 (b)(c)(d)	6,100,000	6,088,472
Los Angeles Dept. Arpt. Rev.:
Series 2019 A, 5% 5/15/24 (c)	450,000	450,483
Series 2020 C, 5% 5/15/24 (c)	320,000	320,343
Series 2022 C:
5% 5/15/25 (c)	935,000	949,710
5% 5/15/26 (c)	2,285,000	2,352,854
Series 2022 G, 5% 5/15/25 (c)	630,000	639,911
Series 2023 A:
5% 5/15/24 (c)	445,000	445,477
5% 5/15/25 (c)	295,000	299,641
5% 5/15/26 (c)	510,000	525,145
Series B, 5% 5/15/24 (c)	675,000	675,724
Port of Oakland Rev. Series H, 5% 5/1/26 (c)	1,745,000	1,792,823
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 B, 5% 7/1/24 (c)	320,000	320,561
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2017 D, 5% 5/1/24 (c)	635,000	635,426
Series 2019 H:
5% 5/1/24 (Escrowed to Maturity) (c)	350,000	350,220
5% 5/1/27 (c)	3,810,000	3,974,641
Series 2023 A:
5% 5/1/24 (c)	1,590,000	1,591,066
5% 5/1/25 (c)	960,000	974,082
5% 5/1/26 (c)	3,760,000	3,863,047
San Jose Int. Arpt. Rev. Series 2021 B, 5% 3/1/25	240,000	243,900
TOTAL CALIFORNIA		71,868,801
Colorado - 1.0%
Colorado Health Facilities Auth. Rev. Bonds Series 2022 A:
5% 11/1/24	275,000	277,252
5% 11/1/25	255,000	262,046
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	445,000	445,359
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/24 (c)	525,000	528,807
Series 2018 A, 5% 12/1/27 (c)	2,825,000	2,983,627
Series 2022 A:
5% 11/15/24 (c)	635,000	639,605
5% 11/15/25 (c)	1,555,000	1,592,808
Series 2022 D:
5% 11/15/25 (c)	2,540,000	2,601,757
5.25% 11/15/26 (c)	3,165,000	3,307,447
Maiker Hsg. Partners Colo Multi Bonds Series 2023, 4.5%, tender 5/1/26 (b)	2,017,000	2,018,030
TOTAL COLORADO		14,656,738
Connecticut - 2.0%
Connecticut Gen. Oblig.:
Series 2013 A, 4.44% 3/1/25 (b)	685,000	687,762
Series 2016 B, 5% 5/15/25	320,000	326,059
Series A, 3% 4/15/24	320,000	319,833
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 1999 U2, 1.1%, tender 2/11/25 (b)	2,285,000	2,224,945
Series 2010 A3, 2.95%, tender 7/1/27 (b)	2,610,000	2,572,762
Series 2010 A4, 1.1%, tender 2/11/25 (b)	5,750,000	5,598,877
Series 2014 B, 1.8%, tender 7/1/24 (b)	625,000	620,294
Series 2017 B2, 3.2%, tender 7/1/26 (b)	1,850,000	1,846,453
Series 2017 C2, 2.8%, tender 2/3/26 (b)	10,995,000	10,804,320
Series 2022 L, 5% 7/1/25	285,000	289,955
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A, 5% 8/1/26	635,000	649,114
Series 2021 A, 5% 5/1/26	805,000	836,077
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	1,215,000	1,242,015
New Haven Gen. Oblig. Series 2023:
5% 8/1/24	380,000	380,885
5% 8/1/25	320,000	324,894
5% 8/1/26 (Build America Mutual Assurance Insured)	445,000	461,492
5% 8/1/27 (Build America Mutual Assurance Insured)	415,000	437,907
TOTAL CONNECTICUT		29,623,644
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	370,000	355,509
District Of Columbia - 1.0%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/26 (c)	605,000	606,940
Series 2018 A, 5% 10/1/24 (c)	3,605,000	3,622,610
Series 2019 A:
5% 10/1/24 (c)	1,905,000	1,914,306
5% 10/1/26 (c)	825,000	855,134
Series 2020 A, 5% 10/1/24 (c)	4,575,000	4,597,349
Series 2022 A, 5% 10/1/24 (c)	825,000	829,030
Series 2023 A, 5% 10/1/26 (c)	1,250,000	1,295,658
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/25	635,000	648,877
TOTAL DISTRICT OF COLUMBIA		14,369,904
Florida - 2.9%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/24 (c)	320,000	321,031
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.05%, tender 3/1/26 (b)	1,191,000	1,195,851
Broward County Port Facilities Rev. Series 2022, 5% 9/1/27 (c)	1,265,000	1,319,992
Broward County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/25	1,010,000	1,029,794
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25 (Pre-Refunded to 12/1/24 @ 100)	2,990,000	3,014,765
Duval County School Board Ctfs. of Prtn. Series 2022 A:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,775,000	1,810,878
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	3,115,000	3,240,019
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	985,000	1,006,058
Series 2023 C, 5%, tender 12/1/25 (b)	705,000	716,198
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (c)	365,000	371,245
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A, 5% 9/1/26 (c)	1,435,000	1,480,578
Hillsborough County Aviation Auth. Rev. Series 2022 A:
5% 10/1/24 (c)	2,905,000	2,919,049
5% 10/1/25 (c)	1,180,000	1,203,467
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/24	370,000	372,753
5% 10/1/25	290,000	297,943
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/24 (c)	970,000	973,504
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023 A, 3.55%, tender 8/1/27 (b)	1,588,000	1,571,655
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds:
Series 2023 B, 4.05%, tender 9/1/25 (b)	695,000	695,029
Series 2023:
3.55%, tender 1/1/26 (b)	2,965,000	2,930,575
5%, tender 9/1/25 (b)	2,415,000	2,443,986
5%, tender 9/1/25 (b)	1,330,000	1,348,521
5%, tender 10/1/25 (b)	4,055,000	4,130,897
Miami-Dade County Aviation Rev. Series 2012 A, 5% 10/1/24	570,000	570,460
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 5%, tender 11/1/24 (b)(c)	2,380,000	2,385,206
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	955,000	946,272
Orange County Health Facilities Auth. Bonds Series 2021 C, 5%, tender 11/15/26 (b)	1,815,000	1,891,433
Orlando Utils. Commission Util. Sys. Rev. Series 2013 A, 5% 10/1/24	320,000	322,223
Pasco County Tax Alloc Series 2023 A, 5.25% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	160,000	163,636
Pasco County School Board Ctfs. of Prtn. Series 2022 A, 5% 8/1/26	665,000	691,367
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.15%, tender 6/1/26 (b)	1,296,000	1,305,995
TOTAL FLORIDA		42,670,380
Georgia - 1.0%
Atlanta Arpt. Rev. Series 2020 B, 5% 7/1/25 (c)	710,000	721,302
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 4, 3.8%, tender 5/21/26 (b)	1,885,000	1,895,766
Series 2008 2, 3.375%, tender 3/12/27 (b)	730,000	725,518
Series 2012, 2.875%, tender 8/19/25 (b)	2,270,000	2,220,108
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	725,000	726,129
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2021 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	125,000	126,155
Series 2022 A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	215,000	215,398
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	220,000	223,341
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	230,000	238,858
Main Street Natural Gas, Inc.:
Bonds Series 2019 B, 4%, tender 12/2/24 (b)	1,290,000	1,291,665
Series 2022 A, 4% 12/1/25	800,000	794,345
Series 2023 B:
5% 9/1/25	220,000	222,544
5% 9/1/26	430,000	440,101
Series 2023 D:
5% 12/1/24	190,000	190,344
5% 12/1/25	350,000	353,356
5% 12/1/26	195,000	198,531
Series 2024 A1:
5% 3/1/25	345,000	347,158
5% 9/1/25	320,000	323,700
5% 3/1/26	430,000	437,293
5% 9/1/26	350,000	358,222
5% 3/1/27	700,000	719,747
5% 9/1/27	625,000	646,774
Series 2025 B, 5% 9/1/25	325,000	328,758
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2012, 3.875%, tender 3/6/26 (b)	1,725,000	1,736,226
TOTAL GEORGIA		15,481,339
Guam - 0.1%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/24	785,000	786,878
5% 10/1/25	980,000	991,924
TOTAL GUAM		1,778,802
Hawaii - 0.2%
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	3,480,000	3,570,638
Illinois - 5.1%
Chicago Midway Arpt. Rev. Series 2023, 5% 1/1/27 (Build America Mutual Assurance Insured) (c)	635,000	661,005
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2022 A, 5% 1/1/25 (c)	695,000	699,479
Series 2022 C:
5% 1/1/25 (c)	1,430,000	1,439,216
5% 1/1/26 (c)	760,000	775,506
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2021, 5% 6/1/24	395,000	395,298
Chicago Wtr. Rev.:
Series 2017 2, 5% 11/1/24	635,000	638,562
Series 2023 B:
5% 11/1/24	795,000	799,459
5% 11/1/25	635,000	648,112
Cook County Gen. Oblig.:
Series 2021 A, 5% 11/15/24	285,000	286,997
Series 2022 A:
5% 11/15/24	3,775,000	3,801,453
5% 11/15/25	2,775,000	2,840,709
Cook County Sales Tax Rev. Series 2022 A, 5% 11/15/25	430,000	441,139
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 5%, tender 11/1/24 (b)(c)	7,940,000	7,957,367
Illinois Fin. Auth. Series 2022 A, 5% 10/1/24	100,000	99,933
Illinois Gen. Oblig.:
Series 2016, 5% 11/1/24	510,000	514,199
Series 2017 D:
5% 11/1/24	16,645,000	16,780,129
5% 11/1/26	930,000	969,834
5% 11/1/27	945,000	1,004,376
Series 2019 B, 5% 9/1/25	380,000	387,895
Series 2022 A, 5% 3/1/25	1,315,000	1,332,543
Series 2022 B:
5% 3/1/25	10,325,000	10,462,746
5% 3/1/26	3,850,000	3,965,368
Series 2023 C, 5% 5/1/26	2,540,000	2,623,791
Series 2023 D, 5% 7/1/25	7,985,000	8,134,541
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2023:
4%, tender 6/1/25 (b)	1,868,000	1,865,618
5%, tender 2/1/26 (b)	893,000	908,290
5%, tender 2/1/26 (b)	966,000	982,540
Illinois Sales Tax Rev. Series 2021 C, 5% 6/15/25	170,000	173,352
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/25	1,270,000	1,284,576
Metropolitan Pier & Exposition:
Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	720,000	666,363
Series 2022 A, 3% 6/15/24	1,190,000	1,186,089
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/26 (Escrowed to Maturity)	635,000	657,292
Univ. of Illinois Rev. Series 2023, 5% 10/1/27	255,000	269,061
TOTAL ILLINOIS		75,652,838
Indiana - 1.3%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 4.2%, tender 6/3/24 (b)(c)	550,000	549,583
Series A, 4.2%, tender 6/3/24 (b)(c)	3,000,000	2,997,724
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (c)	3,665,000	3,686,470
Indianapolis Arpt. Auth. Proj. Series 2019 D, 5% 1/1/26 (c)	3,035,000	3,092,801
Series 2016, 5% 1/1/26 (c)	1,270,000	1,294,187
Series 2022 G2:
5% 1/1/25 (c)	55,000	55,322
5% 1/1/26 (c)	255,000	259,856
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2023 I2:
5% 1/1/25 (c)	1,090,000	1,096,385
5% 1/1/26 (c)	665,000	677,665
5% 1/1/27 (c)	1,335,000	1,387,182
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2017, 5%, tender 11/1/24 (b)(c)	3,725,000	3,734,144
TOTAL INDIANA		18,831,319
Iowa - 0.0%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/24 (c)	320,000	321,959
Series 2023 B, 5% 12/1/26 (c)	380,000	389,500
TOTAL IOWA		711,459
Kansas - 0.0%
Olathe Gen. Oblig. Series 2017 230, 2.5% 10/1/27	720,000	685,175
Kentucky - 1.0%
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	635,000	639,143
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4.2%, tender 6/3/24 (b)(c)	2,100,000	2,098,407
Kentucky, Inc. Pub. Energy Bonds Series C1, 4%, tender 6/1/25 (b)	3,220,000	3,232,058
Trimble County Envirl Facilities Re Bonds Series 2023, 4.7%, tender 6/1/27 (b)(c)	8,255,000	8,329,246
TOTAL KENTUCKY		14,298,854
Louisiana - 0.1%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	1,815,000	1,802,214
Maine - 0.2%
Maine Hsg. Auth. Mtg. Bonds Series 2023 B, 3.125%, tender 5/1/24 (b)	3,425,000	3,422,262
Maryland - 0.5%
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2023 D, 3.5% 1/1/26	4,810,000	4,768,361
Maryland Dept. of Trans. Series 2022 A, 5% 12/1/24	350,000	353,612
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (b)	1,750,000	1,765,526
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A, 5% 6/1/25	575,000	585,324
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2019, 5% 6/1/24 (c)	635,000	635,300
TOTAL MARYLAND		8,108,123
Massachusetts - 0.9%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 5% 7/1/25	730,000	741,620
Series 2021 I, 5% 10/1/24	570,000	572,645
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I, 5% 1/1/25 (c)	2,160,000	2,177,891
Series 2017 A, 5% 7/1/25 (c)	910,000	924,931
Series 2018 B, 5% 7/1/25 (c)	3,420,000	3,474,859
Series 2019 B, 5% 7/1/25 (c)	635,000	645,186
Series 2020 C, 5% 7/1/24 (c)	380,000	380,723
Series 2022 B:
5% 7/1/24 (c)	335,000	335,637
5% 7/1/25 (c)	1,780,000	1,808,552
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2015 C, 5% 8/15/27	2,925,000	3,002,729
TOTAL MASSACHUSETTS		14,064,773
Michigan - 0.9%
Michigan Fin. Auth. Rev.:
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	540,000	540,436
Series 2015 D1, 0.55% 10/15/24	1,080,000	1,059,883
Series 2022:
5% 4/15/25	1,805,000	1,833,551
5% 4/15/26	3,010,000	3,117,326
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	770,000	751,147
Oakland Univ. Rev.:
Series 2022 A, 5% 3/1/25	125,000	126,636
Series 2022 B, 5% 3/1/25	755,000	764,882
Southfield Pub. Schools Series 2023:
5% 5/1/25	1,270,000	1,292,146
5% 5/1/26	1,475,000	1,530,570
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/26 (c)	565,000	573,530
Series 2017 E, 4% 12/1/25 (c)(d)	1,095,000	1,093,725
TOTAL MICHIGAN		12,683,832
Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/25 (c)	870,000	875,799
5% 1/1/26 (c)	575,000	585,756
Minnesota Hsg. Fin. Agcy.:
Series 2022 A, 5% 8/1/24	580,000	582,211
Series 2022 B:
5% 8/1/24	735,000	737,802
5% 8/1/25	1,085,000	1,107,257
5% 8/1/26	1,080,000	1,123,969
Series H, 0.7% 7/1/24 (c)	125,000	123,419
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2023:
5% 1/1/25	205,000	207,031
5% 1/1/26	240,000	246,618
5% 1/1/27	365,000	381,771
TOTAL MINNESOTA		5,971,633
Missouri - 0.1%
Kansas City Planned Indl. Expansion Bonds Series 2023, 5%, tender 7/1/27 (b)	1,528,000	1,578,264
Nebraska - 0.2%
Central Plains Energy Proj. Rev. Bonds Series 2019, 2.5%, tender 8/1/25 (b)	2,230,000	2,180,672
Nebraska Pub. Pwr. District Rev. Series 2017 B, 5% 1/1/25	415,000	419,693
TOTAL NEBRASKA		2,600,365
Nevada - 0.7%
Clark County Arpt. Rev. Series 2021 B, 5% 7/1/24 (c)	2,365,000	2,369,145
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Proj.) Series 2017, 3.75%, tender 3/31/26 (b)	910,000	903,867
Clark County School District:
Series 2015 C, 5% 6/15/27	1,145,000	1,177,851
Series 2016 F, 4% 6/15/24	320,000	320,020
Series 2020 A, 3% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	320,000	317,258
Series 2021 C, 5% 6/15/25	3,095,000	3,153,142
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 4.5%, tender 6/3/24 (b)(c)(d)	2,500,000	2,499,085
TOTAL NEVADA		10,740,368
New Hampshire - 0.8%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	2,540,000	2,526,620
Series 2020 A3, 4.1%, tender 4/1/24 (b)(c)	6,350,000	6,350,000
New Hampshire Health & Ed. Facilities Auth. Series 2023 B, 5.5% 11/1/26 (c)	190,000	197,982
New Hampshire St Hsg. Fin.:
Series 2023 3:
3.8% 7/1/26	680,000	681,112
3.85% 1/1/27	1,080,000	1,082,643
Series 2023 4:
3.625% 4/1/26	365,000	362,355
3.7% 1/1/27	1,170,000	1,158,039
TOTAL NEW HAMPSHIRE		12,358,751
New Jersey - 3.7%
Harrison Township Series 2023, 5% 11/27/24	2,711,400	2,735,961
Millburn Township Board of Ed. Series 2023, 0.05% 8/15/25	730,000	690,420
New Jersey Econ. Dev. Auth.:
Series 2022 A:
5% 11/1/24	525,000	528,840
5% 11/1/25	635,000	650,865
Series 2023 RRR:
5% 3/1/25	4,480,000	4,538,602
5% 3/1/26	3,445,000	3,555,514
Series 2024 SSS, 5% 6/15/26 (e)(f)	2,295,000	2,377,462
New Jersey Econ. Dev. Auth. Rev.:
Series 2015 XX:
4% 6/15/24	855,000	855,059
5% 6/15/24	2,215,000	2,219,556
Series 2019:
5.25% 9/1/24 (d)	8,060,000	8,106,415
5.25% 9/1/26 (d)	1,840,000	1,921,769
New Jersey Edl. Facility:
Series 2016 A, 5% 7/1/24	3,010,000	3,017,145
Series 2016 C, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	635,000	636,823
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/25	2,985,000	3,038,937
Series 2021, 2% 6/1/25	1,005,000	979,398
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/24 (c)	2,795,000	2,815,037
Series 2017 1A:
5% 12/1/24 (c)	955,000	961,846
5% 12/1/25 (c)	1,815,000	1,847,933
Series 2018 B, 5% 12/1/26 (c)	635,000	652,331
Series 2019 A, 5% 12/1/24	355,000	357,847
Series 2020, 5% 12/1/24 (c)	700,000	704,881
Series 2021 A, 5% 12/1/24 (c)	210,000	211,505
Series 2022 A:
5% 12/1/24 (c)	275,000	276,917
5% 12/1/25 (c)	350,000	356,351
Series 2022 B:
5% 12/1/24 (c)	1,125,000	1,132,844
5% 12/1/25 (c)	1,670,000	1,700,302
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/24	3,210,000	3,215,103
5% 6/1/25	995,000	1,011,707
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/24	100,000	97,444
Series 2008 A, 0% 12/15/25	1,555,000	1,466,774
Series 2010 A, 0% 12/15/25	665,000	627,270
Series 2022 AA:
5% 6/15/24	695,000	696,429
5% 6/15/25	265,000	269,809
TOTAL NEW JERSEY		54,255,096
New York - 3.2%
East Hampton Union Free School District Series 2017, 2.1% 6/1/27	1,285,000	1,204,861
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	1,700,000	1,679,203
Series 2021, 1% 9/1/25	1,395,000	1,327,092
Monroe County Indl. Dev. Agcy. Bonds (Andrews Terrace Cmnty. Partners, L.P. Proj.) Series 2023 B1, 5%, tender 7/1/27 (b)	947,000	980,272
New York City Gen. Oblig. Bonds Series 2015 F4, 5%, tender 12/1/25 (g)	580,000	588,254
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds Series 2021 K2, 0.9%, tender 1/1/26 (b)	795,000	745,232
New York City Indl. Dev. Agcy. Rev. Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	380,000	390,217
New York City Transitional Fin. Auth. Rev. Series 2015 C, 5% 11/1/27	1,905,000	1,934,749
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2019 A1, 5%, tender 11/15/24 (b)	14,730,000	14,813,996
Series 2020 A2, 5%, tender 5/15/24 (b)	1,015,000	1,016,275
Series 2015 C1, 5% 11/15/26	1,585,000	1,627,094
Series 2017 B, 5% 11/15/26	1,270,000	1,327,800
Series 2017 C1, 5% 11/15/25	665,000	682,891
New York State Hsg. Fin. Agcy. Rev. Bonds:
Series 2023 E2, 3.8%, tender 5/1/27 (b)	1,170,000	1,170,680
Series 2024 A, 3.375%, tender 11/1/27 (b)	8,340,000	8,293,846
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/25 (c)	1,875,000	1,905,085
Series 2020 C, 5% 12/1/24	635,000	639,427
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/26 (c)	3,175,000	3,272,199
St. Lawrence County Indl. Dev. (St. Lawrence Univ. Proj.) Series 2022:
5% 7/1/25	265,000	269,705
5% 7/1/26	255,000	264,091
Syracuse Reg'l. Arpt. Auth. Series 2021, 5% 7/1/24 (c)	490,000	490,434
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/25	1,980,000	2,012,064
Triborough Bridge & Tunnel Auth. Bonds Series 2021 A2, 2%, tender 5/15/26 (b)	635,000	607,293
TOTAL NEW YORK		47,242,760
New York And New Jersey - 1.6%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/24 (c)	1,265,000	1,265,744
Series 2013, 5% 7/15/25 (c)	645,000	645,488
Series 2014 186, 5% 10/15/26 (c)	3,315,000	3,337,188
Series 2016 195, 5% 10/1/25 (c)	1,225,000	1,249,900
Series 2018, 5% 9/15/25 (c)	4,480,000	4,567,664
Series 2020 221, 5% 7/15/25 (c)	1,265,000	1,286,238
Series 2023 242:
5% 12/1/24 (c)	805,000	810,718
5% 12/1/25 (c)	2,680,000	2,730,797
5% 12/1/26 (c)	5,495,000	5,704,199
Series 223:
5% 7/15/24 (c)	2,065,000	2,070,026
5% 7/15/25 (c)	325,000	330,457
TOTAL NEW YORK AND NEW JERSEY		23,998,419
North Carolina - 0.7%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 C, 3.45%, tender 10/31/25 (b)	3,425,000	3,420,660
Series 2021 B, 5%, tender 12/2/24 (b)	1,605,000	1,619,434
Series 2023 D, 3.625%, tender 6/15/27 (b)	2,850,000	2,840,768
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	2,525,000	2,592,500
TOTAL NORTH CAROLINA		10,473,362
Ohio - 1.0%
American Muni. Pwr., Inc. Rev. Series 2023 A:
5% 2/15/25	555,000	562,036
5% 2/15/26	3,130,000	3,221,805
5% 2/15/27	4,915,000	5,157,014
Columbus-Franklin County Fin. Auth. Bonds (Dering Family Homes Proj.) Series 2023, 5%, tender 2/1/27 (b)	1,333,000	1,368,602
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	1,285,000	1,296,322
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/24	125,000	125,332
Northeast Ohio Med. Univ. Series 2022:
5% 12/1/24 (Build America Mutual Assurance Insured)	160,000	161,273
5% 12/1/25 (Build America Mutual Assurance Insured)	170,000	173,415
Ohio Higher Edl. Facility Commission Rev.:
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/26	700,000	724,446
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	735,000	683,730
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	1,170,000	1,186,442
TOTAL OHIO		14,660,417
Oklahoma - 0.5%
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	7,140,000	7,103,285
Oregon - 0.8%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2000 A, 3.95%, tender 5/1/24 (b)(c)	3,335,000	3,326,410
Series 2003 A, 3.95%, tender 5/1/24 (b)(c)	3,175,000	3,173,177
Port of Portland Arpt. Rev.:
Series 2020 26B, 5% 7/1/26	1,015,000	1,039,708
Series 2022:
5% 7/1/24 (c)	1,270,000	1,272,384
5% 7/1/25 (c)	1,785,000	1,812,322
Series 24B, 5% 7/1/25 (c)	635,000	644,720
TOTAL OREGON		11,268,721
Pennsylvania - 5.4%
Allegheny County Arpt. Auth. Rev.:
Series 2021 A, 5% 1/1/27 (c)	655,000	678,514
Series 2023 A, 5% 1/1/27 (Assured Guaranty Muni. Corp. Insured) (c)	540,000	561,107
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 B, 5%, tender 2/15/27 (b)	3,975,000	4,115,302
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2021 A, 4% 10/15/24	540,000	540,624
Series 2022 A:
5% 2/15/25	100,000	101,182
5% 2/15/26	125,000	128,529
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 4%, tender 4/15/24 (b)(c)	890,000	889,739
Series 2019 B1, 4%, tender 4/15/24 (b)(c)	1,175,000	1,174,655
(Republic Svcs., Inc. Proj.):
Series 2014, 4.3%, tender 7/1/24 (b)(c)	26,860,000	26,860,000
Series 2019 B2, 4%, tender 7/15/24 (b)(c)	6,545,000	6,532,539
(Waste Mgmt., Inc. Proj.) Series 2013, 4.1%, tender 5/1/24 (b)(c)	4,450,000	4,448,138
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	1,400,000	1,383,097
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 3.85%, tender 4/4/24 (b)(c)(h)	1,805,000	1,802,362
Series 2021 A2, 4.6%, tender 10/1/26 (b)(c)	15,885,000	16,149,172
Series 2011, 2.15%, tender 7/1/24 (b)(c)	540,000	535,575
Pennsylvania Gen. Oblig.:
Series 2019, 5% 7/15/26	2,000,000	2,081,955
Series 2023, 5% 9/1/26	7,990,000	8,339,727
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 135 B:
5% 4/1/24 (c)	145,000	145,000
5% 4/1/25 (c)	240,000	241,757
Series 2022 138:
5% 4/1/24	675,000	675,000
5% 10/1/24	1,250,000	1,256,106
5% 10/1/25	700,000	714,536
Philadelphia Arpt. Rev. Series 2021:
5% 7/1/24 (c)	600,000	600,814
5% 7/1/26 (c)	635,000	654,024
TOTAL PENNSYLVANIA		80,609,454
Rhode Island - 0.0%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2018 A, 5% 12/1/25 (c)	555,000	564,084
South Carolina - 0.4%
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	1,650,000	1,678,285
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (c)	2,875,000	2,932,968
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	1,380,000	1,407,825
TOTAL SOUTH CAROLINA		6,019,078
South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. Bonds Series 2019 A, 5%, tender 7/1/24 (b)	635,000	635,143
South Dakota Hsg. Dev. Auth. Bonds Series 2023 J, 3.875%, tender 12/12/24 (b)	4,575,000	4,584,222
TOTAL SOUTH DAKOTA		5,219,365
Tennessee - 1.3%
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 4.1%, tender 5/1/24 (b)(c)	3,400,000	3,398,577
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2021 C, 1.875% 7/1/25 (c)	790,000	757,279
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	570,000	563,118
Metropolitan Nashville Arpt. Auth. Rev. Series 2022 B:
5% 7/1/26 (c)	430,000	442,976
5% 7/1/27 (c)	650,000	681,340
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	13,500,000	13,570,184
TOTAL TENNESSEE		19,413,474
Texas - 6.3%
Austin Arpt. Sys. Rev.:
Series 2019, 5% 11/15/24 (c)	875,000	879,369
Series 2022, 5% 11/15/25 (c)	1,215,000	1,237,428
Clear Creek Independent School District Bonds Series 2013 B, 3.6%, tender 8/15/25 (b)	930,000	930,762
Crandall Independent School District Series 2021 A, 0% 8/15/24	485,000	477,922
Cuero Independent School District Series 2017, 5% 8/15/26	1,240,000	1,293,253
Dallas Gen. Oblig.:
Series 2023 A, 5% 2/15/25	2,365,000	2,394,981
Series 2023, 5% 2/15/25	3,505,000	3,549,433
Series 2024 A:
5% 2/15/25	9,495,000	9,615,369
5% 2/15/26	9,495,000	9,799,639
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023:
5%, tender 12/1/25 (b)	1,493,000	1,518,643
5%, tender 3/1/26 (b)	1,861,000	1,890,756
5%, tender 7/1/27 (b)	1,982,000	2,047,722
Hays Consolidated Independent School District Series 2022:
5% 2/15/25	320,000	324,084
5% 2/15/26	445,000	460,097
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2014, 5% 9/1/26	955,000	958,255
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	1,080,000	1,104,471
Houston Independent School District Bonds:
Series 2014 A2, 3.5%, tender 6/1/25 (b)	5,680,000	5,644,655
Series 2023 C, 4%, tender 6/1/25 (b)	5,110,000	5,106,937
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2015, 5% 5/15/24	685,000	685,784
Series 2020, 5% 5/15/25	360,000	365,902
Series 2020, 5% 5/15/24	485,000	485,555
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 4.1%, tender 5/1/24 (b)(c)	1,900,000	1,899,021
Series 2020 A, 4.1%, tender 5/1/24 (b)(c)	14,050,000	14,042,757
(Waste Mgmt., Inc. Proj.) Series 2018, 0.000% x SIFMA Municipal Swap Index 3.825%, tender 4/4/24 (b)(c)(h)	4,340,000	4,330,877
North East Texas Independent School District Series 2015, 3% 8/1/27	1,095,000	1,083,758
North Texas Tollway Auth. Rev. Series 2021 B, 5% 1/1/26	730,000	752,764
Northside Independent School District Bonds Series 2023 B, 3%, tender 8/1/26 (b)	6,030,000	5,938,772
Port Arthur Independent School District Series 2015 A, 5% 2/15/25	390,000	395,481
Prosper Independent School District Bonds Series 2019 B, 4%, tender 8/15/26 (b)	1,050,000	1,058,604
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2018, SIFMA Municipal Swap Index + 0.870% 4.32%, tender 12/1/25 (b)(h)	5,390,000	5,381,750
Series 2022, 5% 2/1/26	575,000	593,367
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	2,695,000	2,772,892
Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 3.625%, tender 1/1/27 (b)	1,365,000	1,350,765
Texas Gen. Oblig. Series 2016, 5.5% 8/1/26 (c)	645,000	672,979
Texas Muni. Gas Acquisition & Supply Corp.:
Series 2023 A:
5.25% 1/1/25	555,000	558,600
5.25% 1/1/26	635,000	646,389
5.25% 1/1/27	635,000	654,491
Series 2023 B:
5.25% 1/1/25	385,000	387,497
5.25% 1/1/26	760,000	773,631
Travis County Hsg. Fin. Corp. Bonds Series 2023, 3.75%, tender 8/1/25 (b)	310,000	308,357
TOTAL TEXAS		94,373,769
Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2021 A:
5% 7/1/24 (c)	635,000	635,924
5% 7/1/25 (c)	840,000	851,115
Series 2023 A:
5% 7/1/25 (c)	450,000	455,954
5% 7/1/26 (c)	635,000	654,024
5% 7/1/27 (c)	595,000	621,452
Utah County Hosp. Rev. Bonds:
Series 2018 B2, 5%, tender 8/1/24 (b)	615,000	615,256
Series 2020 B2, 5%, tender 8/1/26 (b)	1,565,000	1,614,475
TOTAL UTAH		5,448,200
Vermont - 0.1%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2016 A, 5% 6/15/26 (c)	1,080,000	1,105,343
Virginia - 0.7%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 3.95%, tender 5/1/24 (b)(c)	1,095,000	1,094,648
Southampton County Indl. Bonds (PRTA-Virginia One, LLC Proj.) Series 2023, 4.875%, tender 12/12/24 (b)(c)	7,940,000	7,929,968
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	1,140,000	1,132,862
TOTAL VIRGINIA		10,157,478
Washington - 1.3%
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	3,430,000	3,173,389
Port of Seattle Rev.:
Series 2015 C, 5% 4/1/24 (c)	760,000	760,000
Series 2016 B, 5% 10/1/27 (c)	635,000	650,565
Series 2018 A, 5% 5/1/27 (c)	2,610,000	2,728,222
Series 2018 B, 5% 5/1/24 (c)	555,000	555,290
Series 2019:
5% 4/1/24 (c)	485,000	485,000
5% 4/1/25 (c)	335,000	338,562
Series 2021 C, 5% 8/1/24 (c)	2,970,000	2,977,305
Series 2021, 5% 9/1/24 (c)	1,410,000	1,415,317
Series 2022 B:
5% 8/1/24 (c)	1,695,000	1,699,169
5% 8/1/25 (c)	1,600,000	1,624,260
5% 8/1/26 (c)	995,000	1,026,455
Seattle Hsg. Auth. Rev. (Juniper Apts. Proj.) Series 2023, 5% 6/1/27	765,000	787,880
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. Bonds (Ardea At Totem Lake Apts. Proj.) Series 2023, 5%, tender 2/1/27 (b)	1,407,000	1,442,048
TOTAL WASHINGTON		19,663,462
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Allegheny Metallurgical Proj.) Series 2023, 4.75%, tender 8/1/24 (b)(c)	6,820,000	6,814,907
Wisconsin - 1.3%
Milwaukee County Arpt. Rev.:
Series 2023 A:
5% 12/1/24 (c)	150,000	150,762
5% 12/1/26 (c)	510,000	529,153
Series 2023 B, 5% 12/1/24 (c)	1,040,000	1,045,281
Milwaukee Gen. Oblig. Series 2016, 2% 3/1/27	1,965,000	1,843,004
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	2,825,000	2,843,236
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A2, 4.1%, tender 5/1/24 (b)(c)	4,400,000	4,398,159
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Forensic Science and Protective Medicine Collaboration, Inc. Proj.) Series 2024, 5% 8/1/27 (d)	3,040,000	3,108,671
Series 2022:
5% 10/1/24	2,835,000	2,850,239
5% 10/1/25	585,000	597,577
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds:
Series 2021 C, 0.61%, tender 5/1/24 (b)	165,000	164,552
Series 2023 E, 3.875%, tender 5/1/27 (b)	1,205,000	1,200,468
TOTAL WISCONSIN		18,731,102
TOTAL MUNICIPAL BONDS (Cost $901,328,720)		898,570,406

Municipal Notes - 38.1%
	Principal Amount (a)	Value ($)
Alabama - 3.1%
Black Belt Energy Gas District Participating VRDN:
Series XF 30 73, 3.75% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(i)(j)	12,515,000	12,515,000
Series XM 11 10, 3.75% 4/4/24 (Liquidity Facility Royal Bank of Canada) (b)(i)(j)	2,825,000	2,825,000
Series ZL 03 96, 3.75% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(i)(j)	2,795,000	2,795,000
Series ZL 03 97, 3.75% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(i)(j)	2,855,000	2,855,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 4.18% 4/4/24, VRDN (b)(c)	2,450,000	2,450,000
Health Care Auth. for Baptist Health Series 2013 B, 4.87% 4/5/27, VRDN (b)	2,923,000	2,923,000
Southeast Energy Auth. Rev. Participating VRDN Series XM 10 62, 3.75% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(i)(j)	7,865,000	7,865,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2023, 4.2% 3/29/24, VRDN (b)(c)	4,385,000	4,385,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 3.95% 3/29/24, VRDN (b)(c)	7,600,000	7,600,000
TOTAL ALABAMA		46,213,000
Arizona - 0.2%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 31 74, 3.82% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)	1,205,000	1,205,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater 91 57, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)	1,905,969	1,905,969
TOTAL ARIZONA		3,110,969
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 4.18% 4/4/24, VRDN (b)(c)	1,700,000	1,700,000
California - 9.2%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 3389, 3.85% 4/1/24 (Liquidity Facility Toronto-Dominion Bank) (b)(i)(j)	3,240,000	3,240,000
California Hsg. Fin. Agcy. Ltd. Obl Participating VRDN Series XF 31 27, 3.82% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)	1,755,000	1,755,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 91 21, 4.5% 3/29/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(i)(j)	6,290,000	6,290,000
Series MIZ 91 22, 4.5% 3/29/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(i)(j)	13,170,244	13,170,244
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 4.5% 3/29/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(i)(j)	32,575,000	32,575,000
Series 2022 MIZ 90 90, 4.5% 3/29/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(i)(j)	24,555,000	24,555,000
Mizuho Floater / Residual Trust V Participating VRDN:
Series Floater MIZ 90 97, 3.82% 4/4/24, LOC Mizuho Cap. Markets LLC (b)(i)(j)	1,845,613	1,845,613
Series Floater MIZ 91 62, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)	1,155,000	1,155,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 90 95, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)(k)	27,100,000	27,100,000
Series MIZ 91 15, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)(k)	25,415,000	25,415,000
TOTAL CALIFORNIA		137,100,857
Colorado - 0.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 3.8% 4/4/24, LOC Deutsche Bank AG, VRDN (b)	930,000	930,000
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XM 10 59, 3.65% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (b)(i)(j)	1,600,000	1,600,000
Series XM 10 61, 3.65% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (b)(i)(j)	2,655,000	2,655,000
TOTAL COLORADO		5,185,000
Florida - 2.5%
Florida Ins. Assistance Interlo Series 2023 A2, 4.18% 4/4/24 (Liquidity Facility Florida Gen. Oblig.), VRDN (b)	16,440,000	16,440,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 10 93, 4.4% 3/29/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(i)(j)	7,380,000	7,380,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 4.04% 4/5/27, VRDN (b)	12,245,000	12,245,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)(k)	1,015,000	1,015,000
TOTAL FLORIDA		37,080,000
Georgia - 0.1%
Buford Hsg. Auth. Multifamily Participating VRDN Series XF 31 18, 3.82% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)	1,855,143	1,855,143
Indiana - 1.2%
Indiana Fin. Auth. Exempt Facilities Rev. Bonds Series MS 00 22, 3.95%, tender 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(i)(j)	18,300,000	18,300,000
Iowa - 0.3%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.):
Series 2008 A, 4.05% 4/4/24, VRDN (b)(c)	2,000,000	2,000,000
Series 2016 B, 4.05% 4/4/24, VRDN (b)(c)	3,100,000	3,100,000
TOTAL IOWA		5,100,000
Kentucky - 2.4%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 4.56% 3/29/24, VRDN (b)(c)	13,115,000	13,115,000
Series 2020 B1, 4.56% 3/29/24, VRDN (b)(c)	22,185,000	22,185,000
TOTAL KENTUCKY		35,300,000
Louisiana - 1.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 4.01% 4/4/24, VRDN (b)	25,215,000	25,215,000
Series 2010 B1, 3.9% 4/4/24, VRDN (b)	1,050,000	1,050,000
TOTAL LOUISIANA		26,265,000
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 11 08, 4.4% 3/29/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(i)(j)	1,590,000	1,590,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 53, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)	1,969,501	1,969,501
TOTAL MISSOURI		3,559,501
Nebraska - 0.3%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 4.18% 4/4/24, VRDN (b)(c)	3,600,000	3,600,000
Series 1998, 4.18% 4/4/24, VRDN (b)(c)	125,000	125,000
TOTAL NEBRASKA		3,725,000
New Jersey - 1.2%
Clifton Gen. Oblig. BAN Series 2023, 5% 11/26/24	64,000	64,564
Elmwood Park BAN Series 2023, 5% 10/9/24	3,175,000	3,192,817
Hazlet Township NJ BAN Series 2023, 5% 11/8/24	4,727,000	4,762,463
Manasquan N J BAN Series 2023, 5% 10/3/24	2,797,450	2,814,179
Ridgewood Gen. Oblig. BAN Series 2023 B, 5% 10/11/24	7,179,000	7,220,061
TOTAL NEW JERSEY		18,054,084
New York - 3.0%
Albany City School District BAN Series 2023 B, 4.75% 6/27/24	3,940,000	3,948,521
Liberty Dev. Corp. Rev. Participating VRDN Series MS 1207, 3.8% 4/4/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(i)(j)	1,378,500	1,378,500
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 3.77% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (b)(i)(j)	3,025,000	3,025,000
Series XF 13 55, 3.77% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (b)(i)(j)	4,445,000	4,445,000
Series XF 16 49, 3.77% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (b)(i)(j)	4,480,000	4,480,000
New York State Hsg. Fin. Agcy. Rev. Participating VRDN Series Floater 2022 007, 3.9% 5/9/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(i)(j)	27,890,000	27,890,000
TOTAL NEW YORK		45,167,021
Ohio - 0.8%
Ohio Hosp. Rev.:
Series 2013 B, 3.98% 4/5/27, VRDN (b)	6,355,000	6,355,000
Series 2015 B, 3.98% 4/5/27, VRDN (b)	5,005,000	5,005,000
TOTAL OHIO		11,360,000
Oklahoma - 0.7%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 4.09% 4/5/27, VRDN (b)	9,275,000	9,275,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)(k)	1,651,840	1,651,840
TOTAL OKLAHOMA		10,926,840
Pennsylvania - 0.9%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 4.26% 4/5/27, VRDN (b)	7,880,000	7,880,000
Philadelphia Auth. for Indl. Dev.:
Participating VRDN Series MIZ 90 51, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)(k)	591,605	591,605
Series 2017 B, 4.25% 4/5/27, VRDN (b)	4,165,000	4,165,000
TOTAL PENNSYLVANIA		12,636,605
South Carolina - 0.2%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 4.18% 4/4/24, VRDN (b)(c)	800,000	800,000
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 4.13% 4/4/24, VRDN (b)	1,150,000	1,150,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 3.75% 4/4/24 (Liquidity Facility JPMorgan Chase Bank) (b)(i)(j)	1,000,000	1,000,000
TOTAL SOUTH CAROLINA		2,950,000
Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 3.9% 4/4/24, VRDN (b)	9,445,000	9,445,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 63, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)	1,540,658	1,540,658
TOTAL TENNESSEE		10,985,658
Texas - 6.8%
Brazos County Tex Hsg. Fin. Corp. M Participating VRDN Series XF 31 29, 3.82% 4/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)	1,588,307	1,588,307
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)(k)	2,325,282	2,325,282
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(i)(j)(k)	13,246,483	13,246,483
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 4.3% 3/29/24, VRDN (b)	11,085,000	11,085,000
Series 2004, 3.85% 4/4/24, VRDN (b)(c)	48,085,000	48,084,997
Series 2010 B, 4.3% 3/29/24, VRDN (b)	380,000	380,000
Series 2010 C, 4.4% 3/29/24, VRDN (b)	1,400,000	1,400,000
Series 2010 D:
3.8% 4/4/24, VRDN (b)	21,270,000	21,270,000
3.85% 4/4/24, VRDN (b)	1,570,000	1,570,000
TOTAL TEXAS		100,950,069
Utah - 0.6%
Box Elder County Poll. Cont. Rev. Series 2003, 4.4% 4/4/24, VRDN (b)	300,000	300,000
Salt Lake City Arpt. Rev. Participating VRDN Series XM 11 07, 4.4% 3/29/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(i)(j)	8,585,000	8,585,000
TOTAL UTAH		8,885,000
Virginia - 0.1%
Nat'l. Sr. Campuses Participating VRDN Series 2022 028, 3.8% 5/9/24 (Liquidity Facility Barclays Bank PLC) (b)(i)(j)	1,100,000	1,100,000
West Virginia - 0.4%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.06% 4/5/27, VRDN (b)	5,235,000	5,235,000
Wyoming - 0.9%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 4.3% 4/4/24, VRDN (b)(c)	8,800,000	8,800,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.25% 4/3/24, VRDN (b)	800,000	800,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.25% 4/3/24, VRDN (b)	3,940,000	3,940,000
TOTAL WYOMING		13,540,000
TOTAL MUNICIPAL NOTES (Cost $566,249,789)		566,284,747

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.63% (l)(m) (Cost $16,254,950)	16,250,792	16,255,668

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,483,833,459)	1,481,110,821
NET OTHER ASSETS (LIABILITIES) - 0.4%	5,702,409
NET ASSETS - 100.0%	1,486,813,230

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,718,521 or 1.9% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	A portion of the security sold on a delayed delivery basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Provides evidence of ownership in one or more underlying municipal bonds.
(j)	Coupon rates are determined by re-marketing agents based on current market conditions.
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $71,345,210 or 4.8% of net assets.

(l)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	2,325,282

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	1,015,000

Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/23	13,246,483

Philadelphia Auth. for Indl. Dev. Participating VRDN Series MIZ 90 51, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	11/12/20	591,548

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 95, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	4/01/22	27,100,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	12/19/22 - 1/30/23	25,415,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 3.82% 5/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	1,642,775

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.63%	46,002,000	97,593,846	127,339,034	193,528	(1,862)	718	16,255,668	0.8%
Total	46,002,000	97,593,846	127,339,034	193,528	(1,862)	718	16,255,668

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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